Calculated Basic Earnings Per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Convertible Bonds CNY	Dec. 31, 2010 Convertible Bonds CNY	Dec. 31, 2009 Convertible Bonds CNY	Dec. 31, 2011 Convertible Notes CNY	Dec. 31, 2010 Convertible Notes CNY	Dec. 31, 2009 Convertible Notes CNY
Numerator:
Net income available to ordinary shareholders	$ 55,854,000	351,531,000	359,499,000	256,003,000
Dilutive Securities					(845,000)	(1,418,000)	(66,338,000)	(232,278,000)	0	0
Net income for diluted earnings		118,408,000	358,081,000	189,665,000
Denominator:
Denominator for basic earnings per share-weighted average ordinary shares outstanding	84,221,665	84,221,665	80,846,617	75,922,589
Dilutive effect of share options	1,951,850	1,951,850	2,847,416	1,952,622
Dilutive Effect of convertible Securities					671,670	1,053,069	3,019,901	7,454,208	0	0
Denominator for diluted earnings per share	94,299,393	94,299,393	84,747,102	80,895,112
Basic earnings per share	$ 0.66	4.17	4.45	3.37
Diluted earnings per share	$ 0.20	1.26	4.23	2.34